Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-34521
Entity Registrant Name	HYATT HOTELS CORPORATION
Entity Central Index Key	0001468174
Entity Tax Identification Number	20-1480589
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	750-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	H
Security Exchange Name	NYSE
Entity Emerging Growth Company	false